Convertible Preferred Shares and Redeemable Convertible Preferred Shares - Summary Of Convertible Preferred Shares And Redeemable Convertible Preferred Shares (Details) - USD ($)
$ / shares in Units, $ in Thousands
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred Stock, Shares Outstanding		0	0
Series A Preferred Shares, as converted to ordinary [Member]
Preferred Stock, Shares Authorized	326,079,495	326,079,495	326,079,495
Preferred Stock, Shares Issued	326,079,495	326,079,495	326,079,495
Preferred Stock, Shares Outstanding	326,079,495	326,079,495	326,079,495
Convertible Preferred Stock Issuance Price Per Share	$ 0.0583	$ 0.0583	$ 0.0583
Preferred Stock, Value, Issued	$ 18,967	$ 18,967	$ 18,967
Temporary Equity, Shares Issued	326,079,495	326,079,495
Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized	326,079,495	326,079,495	326,079,495
Preferred Stock, Shares Issued	326,079,495	326,079,495	326,079,495
Preferred Stock, Shares Outstanding	326,079,495	326,079,495	326,079,495
Preferred Stock, Value, Issued	$ 18,967	$ 18,967	$ 18,967
Series Seed Preferred Shares, as converted to ordinary [Member]
Temporary Equity, Shares Authorized	71,428,571	71,428,571	71,428,571
Temporary Equity, Shares Issued	71,428,571	71,428,571	71,428,571
Temporary Equity, Shares Outstanding	71,428,571	71,428,571	71,428,571
Temporary Equity Issuance Price Per Share	$ 0.007	$ 0.007	$ 0.007
Temporary Equity, Carrying Amount, Attributable to Parent	$ 994	$ 919	$ 785
Temporary Equity, Liquidation Preference	$ 1,000	$ 1,000	$ 1,000
Series B Preferred Shares, as converted to ordinary [Member]
Temporary Equity, Shares Authorized	239,156,361	239,156,361	239,156,361
Temporary Equity, Shares Issued	239,156,361	239,156,361	239,156,361
Temporary Equity, Shares Outstanding	239,156,361	239,156,361	239,156,361
Temporary Equity Issuance Price Per Share	$ 0.0876	$ 0.0876	$ 0.0876
Temporary Equity, Carrying Amount, Attributable to Parent	$ 30,088	$ 28,966	$ 26,825
Temporary Equity, Liquidation Preference	$ 30,982	$ 29,943	$ 27,842
Series C-1 Preferred Shares, as converted to ordinary [Member]
Temporary Equity, Shares Authorized	290,202,451	290,202,451	290,202,451
Temporary Equity, Shares Issued	270,636,854	270,636,854	270,636,854
Temporary Equity, Shares Outstanding	270,636,854	270,636,854	270,636,854
Temporary Equity Issuance Price Per Share	$ 0.224	$ 0.224	$ 0.224
Temporary Equity, Carrying Amount, Attributable to Parent	$ 84,780	$ 81,714	$ 75,859
Temporary Equity, Liquidation Preference	$ 86,513	$ 83,507	$ 77,429
Series C-2 Preferred Shares, as converted to ordinary [Member]
Temporary Equity, Shares Authorized	351,591,430	351,591,430	351,591,430
Temporary Equity, Shares Issued	127,875,914	127,875,914	127,875,914
Temporary Equity, Shares Outstanding	127,875,914	127,875,914	127,875,914
Temporary Equity Issuance Price Per Share	$ 0.2844	$ 0.2844	$ 0.2844
Temporary Equity, Carrying Amount, Attributable to Parent	$ 49,377	$ 47,440	$ 43,754
Temporary Equity, Liquidation Preference	$ 50,929	$ 49,125	$ 45,478
Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Shares Authorized	952,378,813	952,378,813	952,378,813
Temporary Equity, Shares Issued	709,097,700	709,097,700	709,097,700
Temporary Equity, Shares Outstanding	709,097,700	709,097,700	709,097,700
Temporary Equity, Carrying Amount, Attributable to Parent	$ 165,239	$ 159,039	$ 147,223
Temporary Equity, Liquidation Preference	$ 169,424	$ 163,575	$ 151,749